Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] shares	Common Class B [Member] shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Statutory reserves [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] JOYY Inc [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] JOYY Inc [Member] CNY (¥) shares
Beginning balance at Dec. 31, 2019	¥ 8,684,850		¥ 8,681,783	¥ (3,067)				¥ 10,081,946	¥ 10,081,946		¥ 64,679	¥ 64,679	¥ (1,986,054)	¥ (1,989,121)	¥ (3,067)	¥ 524,135	¥ 524,135	¥ 44	¥ 44		¥ 100	¥ 100
Beginning balance, shares at Dec. 31, 2019 | shares																		67,101,314	67,101,314		152,357,321	152,357,321
Share-based compensation					¥ 408,208					¥ 408,208
Issuance of ordinary shares for exercised share options	¥ 255,515							255,505										¥ 10
Issuance of ordinary shares for exercised share options (shares) | shares	14,440,921	14,440,921																14,440,921
Issuance of ordinary shares for restricted share units								(1)										¥ 1
Issuance of ordinary shares for restricted share units, shares | shares																		1,948,606
Deemed distribution to JOYY	¥ (1,013)							(1,013)
Appropriation to statutory reserves											57,750		(57,750)
Increase in VIE's share capital by transferring VIE's retain earnings								720,930					(720,930)
Net income (loss)	884,158												884,158
Unrealized securities holding gains	0
Foreign currency translation adjustment, net of nil tax	(451,873)															(451,873)
Ending balance at Dec. 31, 2020	9,776,778							11,465,575			122,429		(1,883,643)			72,262		¥ 55			¥ 100
Ending balance, shares at Dec. 31, 2020 | shares						83,490,841	152,357,321											83,490,841			152,357,321
Class B ordinary shares converted to Class A ordinary shares																				¥ 1			¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares																				1,280,804			(1,280,804)
Share-based compensation					289,705					289,705
Issuance of ordinary shares for exercised share options	¥ 8,780							8,779										¥ 1
Issuance of ordinary shares for exercised share options (shares) | shares	533,425	533,425																533,425
Issuance of ordinary shares for restricted share units	¥ 1																	¥ 1
Issuance of ordinary shares for restricted share units, shares | shares																		1,688,694
Appropriation to statutory reserves											0
Net income (loss)	583,499												583,499
Unrealized securities holding gains	0
Foreign currency translation adjustment, net of nil tax	(148,562)															(148,562)
Ending balance at Dec. 31, 2021	10,510,201							11,764,059			122,429		(1,300,144)			(76,300)		¥ 58			¥ 99
Ending balance, shares at Dec. 31, 2021 | shares						86,993,764	151,076,517											86,993,764			151,076,517
Class B ordinary shares converted to Class A ordinary shares																				¥ 1			¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares																				690,000			(690,000)
Share-based compensation					¥ 156,478					¥ 156,478
Issuance of ordinary shares for exercised share options	¥ 2,284							2,284
Issuance of ordinary shares for exercised share options (shares) | shares	133,313	133,313																133,313
Issuance of ordinary shares for restricted share units								(1)										¥ 1
Issuance of ordinary shares for restricted share units, shares | shares																		1,584,407
Appropriation to statutory reserves											0
Net income (loss)	¥ (486,656)	$ (70,559)											(486,656)
Unrealized securities holding gains	85,997	12,468														85,997
Foreign currency translation adjustment, net of nil tax	575,068	83,377														575,068
Ending balance at Dec. 31, 2022	¥ 10,843,372	$ 1,572,141						¥ 11,922,820			¥ 122,429		¥ (1,786,800)			¥ 584,765		¥ 60			¥ 98
Ending balance, shares at Dec. 31, 2022 | shares						89,401,484	150,386,517											89,401,484			150,386,517